Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Securities and Dividends and Interest on Such Securities (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	$ 39.7	2,378.8	2,263.6	87.4
Gross realized losses on sale	(10.4)	(623.1)	(35.8)	(1,402.5)
Realized gains (losses), net	29.3	1,755.7	2,227.8	(1,315.1)
Dividends and interest	1,291.6	77,497.1	66,554.2	56,621.0
Total	$ 1,320.9	79,252.8	68,782.0	55,305.9